Vessel in Operation - Vessels (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 1,578	$ 194
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,761,440
Cost, Additions	1,385
Cost, Transfer from vessels under construction	192,562
Cost, Reduction in contract cost of newbuild vessel	(280)
Cost, ending balance	1,955,107
Accumulated Depreciation, beginning balance	281,081
Accumulated Depreciation, Charge for the period	35,809
Accumulated Depreciation, ending balance	316,890
Net Book Value, ending balance	1,638,217	1,480,359
Vessels In Operation [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,727,491
Cost, Additions	1,352
Cost, Transfer from vessels under construction	190,512
Cost, Reduction in contract cost of newbuild vessel	(280)
Cost, ending balance	1,919,075
Accumulated Depreciation, beginning balance	268,677
Accumulated Depreciation, Charge for the period	31,150
Accumulated Depreciation, ending balance	299,827
Net Book Value, ending balance	1,619,248	1,458,814
Vessels In Operation [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	33,949
Cost, Additions	33
Cost, Transfer from vessels under construction	2,050
Cost, ending balance	36,032
Accumulated Depreciation, beginning balance	12,404
Accumulated Depreciation, Charge for the period	4,659
Accumulated Depreciation, ending balance	17,063
Net Book Value, ending balance	$ 18,969	$ 21,545